Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gross carrying amounts, beginning balance	$ 5,259,515	$ 4,929,768
Gross carrying amounts, Foreign currency translation	(283,124)	329,747
Gross carrying amounts, ending balance	4,976,391	5,259,515
Accumulated amortization, beginning balance	4,450,808	3,373,462
Accumulated amortization, Amortization expense	734,150	820,468
Accumulated amortization, Foreign currency translation	(268,488)	256,878
Accumulated amortization, ending balance	4,916,470	4,450,808
Total amortized intangible assets, net	59,921	808,707
Software and Software Development Costs [Member]
Gross carrying amounts, beginning balance	4,315,870	4,045,285
Gross carrying amounts, Foreign currency translation	(232,327)	270,585
Gross carrying amounts, ending balance	4,083,543	4,315,870
Accumulated amortization, beginning balance	3,539,466	2,537,736
Accumulated amortization, Amortization expense	716,744	801,475
Accumulated amortization, Foreign currency translation	(218,746)	200,255
Accumulated amortization, ending balance	4,037,464	3,539,466
Total amortized intangible assets, net	46,079
Trademarks [Member]
Gross carrying amounts, beginning balance	943,645	884,483
Gross carrying amounts, Foreign currency translation	(50,797)	59,162
Gross carrying amounts, ending balance	892,848	943,645
Accumulated amortization, beginning balance	911,342	835,726
Accumulated amortization, Amortization expense	17,406	18,993
Accumulated amortization, Foreign currency translation	(49,742)	56,623
Accumulated amortization, ending balance	879,006	$ 911,342
Total amortized intangible assets, net	$ 13,842